Acquisitions - Consideration Transferred and Net Assets Acquired (Q3) (Details) - USD ($) $ in Thousands													9 Months Ended	12 Months Ended
	Jul. 08, 2021	Mar. 17, 2021	Jan. 19, 2021	Dec. 16, 2020	Nov. 18, 2020	Oct. 17, 2020	Oct. 16, 2020	Aug. 21, 2020	Apr. 17, 2020	Jan. 24, 2020	Jan. 16, 2020	Jan. 06, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net assets acquired:
Goodwill													$ 796,218	$ 668,151	$ 426,568	$ 267,668
Deferred tax asset													1,866
2021 Acquisitions
Business Acquisition [Line Items]
Cash													184,528
Rollover equity													726
Total consideration													185,254
Net assets acquired:
Cash and cash equivalents													1,287
Accounts receivable, trade													621
Other receivables													515
Prepaid expenses and other current assets													247
Property and equipment													261
Other non-current assets													199
Goodwill													130,292
Accounts payable													(407)
Other current liabilities													(698)
Accrued expenses and other													(1,433)
Deferred tax liability													(13,837)
Deferred revenue													(399)
Total net assets acquired													185,254
2021 Acquisitions | Developed technology
Net assets acquired:
Intangible													12,394
2021 Acquisitions | Customer relationships
Net assets acquired:
Intangible													51,976
2021 Acquisitions | Trade name
Net assets acquired:
Intangible													2,264
2021 Acquisitions | Non-compete agreements
Net assets acquired:
Intangible													106
Briostack
Business Acquisition [Line Items]
Cash													34,441
Rollover equity			$ 700										726
Total consideration			$ 35,200										35,167
Net assets acquired:
Cash and cash equivalents													17
Accounts receivable, trade													156
Other receivables													221
Prepaid expenses and other current assets													53
Property and equipment													22
Other non-current assets													144
Goodwill													28,262
Deferred tax asset													1
Accounts payable													(20)
Other current liabilities													(28)
Accrued expenses and other													(206)
Deferred tax liability													0
Deferred revenue													(28)
Total net assets acquired													35,167
Briostack | Developed technology
Net assets acquired:
Intangible													1,360
Briostack | Customer relationships
Net assets acquired:
Intangible													4,800
Briostack | Trade name
Net assets acquired:
Intangible													390
Briostack | Non-compete agreements
Net assets acquired:
Intangible													23
PulseM
Business Acquisition [Line Items]
Cash													34,484
Rollover equity													0
Total consideration		$ 34,500											34,484
Net assets acquired:
Cash and cash equivalents													0
Accounts receivable, trade													0
Other receivables													151
Prepaid expenses and other current assets													32
Property and equipment													4
Other non-current assets													3
Goodwill													22,920
Deferred tax asset													0
Accounts payable													(113)
Other current liabilities													0
Accrued expenses and other													(99)
Deferred tax liability													(3,538)
Deferred revenue													(36)
Total net assets acquired													34,484
PulseM | Developed technology
Net assets acquired:
Intangible													2,380
PulseM | Customer relationships
Net assets acquired:
Intangible													12,510
PulseM | Trade name
Net assets acquired:
Intangible													260
PulseM | Non-compete agreements
Net assets acquired:
Intangible													10
MDTech
Business Acquisition [Line Items]
Cash													15,855
Rollover equity													0
Total consideration	$ 15,900												15,855
Net assets acquired:
Cash and cash equivalents													101
Accounts receivable, trade													175
Other receivables													48
Prepaid expenses and other current assets													34
Property and equipment													16
Other non-current assets													0
Goodwill													8,043
Deferred tax asset													2
Accounts payable													(44)
Other current liabilities													0
Accrued expenses and other													(157)
Deferred tax liability													0
Deferred revenue													(43)
Total net assets acquired													15,855
MDTech | Developed technology
Net assets acquired:
Intangible													1,640
MDTech | Customer relationships
Net assets acquired:
Intangible													5,830
MDTech | Trade name
Net assets acquired:
Intangible													200
MDTech | Non-compete agreements
Net assets acquired:
Intangible													10
Timely
Business Acquisition [Line Items]
Cash													99,748
Rollover equity													0
Total consideration	$ 99,700												99,748
Net assets acquired:
Cash and cash equivalents													1,169
Accounts receivable, trade													290
Other receivables													95
Prepaid expenses and other current assets													128
Property and equipment													219
Other non-current assets													52
Goodwill													71,067
Deferred tax asset													1,863
Accounts payable													(230)
Other current liabilities													(670)
Accrued expenses and other													(971)
Deferred tax liability													(10,299)
Deferred revenue													(292)
Total net assets acquired													99,748
Timely | Developed technology
Net assets acquired:
Intangible													7,014
Timely | Customer relationships
Net assets acquired:
Intangible													28,836
Timely | Trade name
Net assets acquired:
Intangible													1,414
Timely | Non-compete agreements
Net assets acquired:
Intangible													$ 63
2020 Acquisitions
Business Acquisition [Line Items]
Cash														410,479
Rollover equity														1,319
Fair value of earnout														3,471
Total consideration														415,269
Net assets acquired:
Cash and cash equivalents														7,248
Accounts receivable, trade														6,856
Other receivables														1,778
Contract assets														334
Prepaid expenses and other current assets														1,185
Property and equipment														2,441
Other non-current assets														1,342
Intercompany (receivable)														27
Goodwill														240,755
Deferred tax asset														235
Accounts payable														(3,926)
Other current liabilities														(98)
Accrued expenses and other														(4,468)
Customer deposits														(1,314)
Deferred tax liability														(9,344)
Deferred revenue														(1,307)
Intercompany (payable)														(27)
Total net assets acquired														415,269
2020 Acquisitions | Developed technology
Net assets acquired:
Intangible														20,557
2020 Acquisitions | Customer relationships
Net assets acquired:
Intangible														145,820
2020 Acquisitions | Trade name
Net assets acquired:
Intangible														6,672
2020 Acquisitions | Non-compete agreements
Net assets acquired:
Intangible														503
Remodeling
Business Acquisition [Line Items]
Cash														25,909
Rollover equity														0
Fair value of earnout														2,455
Total consideration												$ 28,400		28,364
Net assets acquired:
Cash and cash equivalents														520
Accounts receivable, trade														3,401
Other receivables														6
Contract assets														85
Prepaid expenses and other current assets														95
Property and equipment														65
Other non-current assets														0
Goodwill														12,843
Deferred tax asset														0
Accounts payable														(1,564)
Other current liabilities														0
Accrued expenses and other														(291)
Customer deposits														(85)
Deferred tax liability														(251)
Deferred revenue														0
Total net assets acquired														28,364
Remodeling | Developed technology
Net assets acquired:
Intangible														1,480
Remodeling | Customer relationships
Net assets acquired:
Intangible														11,380
Remodeling | Trade name
Net assets acquired:
Intangible														570
Remodeling | Non-compete agreements
Net assets acquired:
Intangible														110
Qiigo
Business Acquisition [Line Items]
Cash														21,564
Rollover equity											$ 600			619
Fair value of earnout														0
Total consideration											$ 22,200			22,183
Net assets acquired:
Cash and cash equivalents														3
Accounts receivable, trade														321
Other receivables														0
Contract assets														249
Prepaid expenses and other current assets														74
Property and equipment														114
Other non-current assets														757
Goodwill														7,405
Deferred tax asset														177
Accounts payable														(148)
Other current liabilities														0
Accrued expenses and other														(565)
Customer deposits														0
Deferred tax liability														0
Deferred revenue														(184)
Total net assets acquired														22,183
Qiigo | Developed technology
Net assets acquired:
Intangible														2,120
Qiigo | Customer relationships
Net assets acquired:
Intangible														11,110
Qiigo | Trade name
Net assets acquired:
Intangible														710
Qiigo | Non-compete agreements
Net assets acquired:
Intangible														40
AlertMD
Business Acquisition [Line Items]
Cash														21,853
Rollover equity														0
Fair value of earnout														0
Total consideration										$ 21,900				21,853
Net assets acquired:
Cash and cash equivalents														0
Accounts receivable, trade														510
Other receivables														0
Contract assets														0
Prepaid expenses and other current assets														11
Property and equipment														58
Other non-current assets														0
Goodwill														5,531
Deferred tax asset														0
Accounts payable														0
Other current liabilities														0
Accrued expenses and other														(24)
Customer deposits														0
Deferred tax liability														0
Deferred revenue														(53)
Total net assets acquired														21,853
AlertMD | Developed technology
Net assets acquired:
Intangible														2,030
AlertMD | Customer relationships
Net assets acquired:
Intangible														13,490
AlertMD | Trade name
Net assets acquired:
Intangible														260
AlertMD | Non-compete agreements
Net assets acquired:
Intangible														40
Invoice Simple
Business Acquisition [Line Items]
Cash														32,507
Rollover equity														0
Fair value of earnout														0
Total consideration									$ 32,500					32,507
Net assets acquired:
Cash and cash equivalents														598
Accounts receivable, trade														688
Other receivables														271
Contract assets														0
Prepaid expenses and other current assets														57
Property and equipment														184
Other non-current assets														0
Goodwill														18,474
Deferred tax asset														0
Accounts payable														(498)
Other current liabilities														0
Accrued expenses and other														(412)
Customer deposits														(1,229)
Deferred tax liability														(5,360)
Deferred revenue														(16)
Total net assets acquired														32,507
Invoice Simple | Developed technology
Net assets acquired:
Intangible														1,530
Invoice Simple | Customer relationships
Net assets acquired:
Intangible														17,970
Invoice Simple | Trade name
Net assets acquired:
Intangible														190
Invoice Simple | Non-compete agreements
Net assets acquired:
Intangible														60
Brighter Vision
Business Acquisition [Line Items]
Cash														17,350
Rollover equity								$ 100						127
Fair value of earnout														0
Total consideration								$ 17,500						17,477
Net assets acquired:
Cash and cash equivalents														112
Accounts receivable, trade														2
Other receivables														35
Contract assets														0
Prepaid expenses and other current assets														48
Property and equipment														26
Other non-current assets														9
Intercompany (receivable)														0
Goodwill														12,090
Deferred tax asset														0
Accounts payable														(61)
Other current liabilities														0
Accrued expenses and other														(210)
Deferred tax liability														(1,734)
Deferred revenue														(100)
Intercompany (payable)														0
Total net assets acquired														17,477
Brighter Vision | Developed technology
Net assets acquired:
Intangible														760
Brighter Vision | Customer relationships
Net assets acquired:
Intangible														6,150
Brighter Vision | Trade name
Net assets acquired:
Intangible														330
Brighter Vision | Non-compete agreements
Net assets acquired:
Intangible														20
Socius
Business Acquisition [Line Items]
Cash														15,670
Rollover equity														0
Fair value of earnout														0
Total consideration							$ 15,700							15,670
Net assets acquired:
Cash and cash equivalents														46
Accounts receivable, trade														908
Other receivables														79
Contract assets														0
Prepaid expenses and other current assets														23
Property and equipment														36
Other non-current assets														0
Intercompany (receivable)														0
Goodwill														3,326
Deferred tax asset														0
Accounts payable														(79)
Other current liabilities														0
Accrued expenses and other														(450)
Deferred tax liability														0
Deferred revenue														(29)
Intercompany (payable)														0
Total net assets acquired														15,670
Socius | Developed technology
Net assets acquired:
Intangible														1,350
Socius | Customer relationships
Net assets acquired:
Intangible														9,900
Socius | Trade name
Net assets acquired:
Intangible														520
Socius | Non-compete agreements
Net assets acquired:
Intangible														40
Service Fusion
Business Acquisition [Line Items]
Cash														122,333
Rollover equity														0
Fair value of earnout														0
Total consideration						$ 122,300								122,333
Net assets acquired:
Cash and cash equivalents														660
Accounts receivable, trade														38
Other receivables														686
Contract assets														0
Prepaid expenses and other current assets														192
Property and equipment														139
Other non-current assets														180
Intercompany (receivable)														0
Goodwill														93,717
Deferred tax asset														0
Accounts payable														(215)
Other current liabilities														(57)
Accrued expenses and other														(872)
Deferred tax liability														(1,713)
Deferred revenue														(322)
Intercompany (payable)														0
Total net assets acquired														122,333
Service Fusion | Developed technology
Net assets acquired:
Intangible														2,820
Service Fusion | Customer relationships
Net assets acquired:
Intangible														25,680
Service Fusion | Trade name
Net assets acquired:
Intangible														1,330
Service Fusion | Non-compete agreements
Net assets acquired:
Intangible														70
My PT Hub
Business Acquisition [Line Items]
Cash														10,681
Rollover equity														0
Fair value of earnout														1,016
Total consideration					$ 11,700									11,697
Net assets acquired:
Cash and cash equivalents														315
Accounts receivable, trade														7
Other receivables														73
Contract assets														0
Prepaid expenses and other current assets														45
Property and equipment														209
Other non-current assets														19
Intercompany (receivable)														27
Goodwill														9,110
Deferred tax asset														0
Accounts payable														(209)
Other current liabilities														0
Accrued expenses and other														(162)
Deferred tax liability														(286)
Deferred revenue														(81)
Intercompany (payable)														(27)
Total net assets acquired														11,697
My PT Hub | Developed technology
Net assets acquired:
Intangible														586
My PT Hub | Customer relationships
Net assets acquired:
Intangible														1,918
My PT Hub | Trade name
Net assets acquired:
Intangible														140
My PT Hub | Non-compete agreements
Net assets acquired:
Intangible														13
Updox
Business Acquisition [Line Items]
Cash														142,527
Rollover equity				$ 600										573
Fair value of earnout														0
Total consideration				$ 143,100										143,100
Net assets acquired:
Cash and cash equivalents														4,994
Accounts receivable, trade														981
Other receivables														628
Contract assets														0
Prepaid expenses and other current assets														640
Property and equipment														1,610
Other non-current assets														377
Intercompany (receivable)														0
Goodwill														78,259
Deferred tax asset														58
Accounts payable														(1,152)
Other current liabilities														(41)
Accrued expenses and other														(1,482)
Customer deposits														0
Deferred tax liability														0
Deferred revenue														(522)
Intercompany (payable)														0
Total net assets acquired														143,100
Updox | Developed technology
Net assets acquired:
Intangible														7,870
Updox | Customer relationships
Net assets acquired:
Intangible														48,150
Updox | Trade name
Net assets acquired:
Intangible														2,620
Updox | Non-compete agreements
Net assets acquired:
Intangible														110
Other
Business Acquisition [Line Items]
Cash														85
Rollover equity														0
Fair value of earnout														0
Total consideration														85
Net assets acquired:
Cash and cash equivalents														0
Accounts receivable, trade														0
Other receivables														0
Contract assets														0
Prepaid expenses and other current assets														0
Property and equipment														0
Other non-current assets														0
Intercompany (receivable)														0
Goodwill														0
Deferred tax asset														0
Accounts payable														0
Other current liabilities														0
Accrued expenses and other														0
Customer deposits														0
Deferred tax liability														0
Deferred revenue														0
Intercompany (payable)														0
Total net assets acquired														85
Other | Developed technology
Net assets acquired:
Intangible														11
Other | Customer relationships
Net assets acquired:
Intangible														72
Other | Trade name
Net assets acquired:
Intangible														2
Other | Non-compete agreements
Net assets acquired:
Intangible														$ 0